RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2014
RENTALS AND LEASES
Future minimum payments under operating leases with noncancelable terms in excess of one year	As of December 31, 2014, identifiable future minimum payments with non-cancelable terms in excess of one year were:
MILLIONS

2015	$133
2016	116
2017	103
2018	86
2019	67
Thereafter	158
Total	$663